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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2010
                                               -----------------------

Check Here if Amendment /X/; Amendment Number:    1
                                               ---------
   This Amendment (Check only one.):    /X/ is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Polygon Investment Partners LLP
                 -------------------------------
   Address:      4 Sloane Terrace
                 -------------------------------
                 London SW1X 9DQ
                 -------------------------------
                 United Kingdom
                 -------------------------------

Form 13F File Number: 28-10987
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Reporting Manager: Polygon Investment Partners LLP

Name:     Sean Cote
         -------------------------------
Title:    General Counsel
         -------------------------------
Phone:    011-44-20-790 1 8330
         -------------------------------

Signature, Place, and Date of Signing:

          /s/ Sean Cote                London, England    December 13, 2010
   -------------------------------    -----------------   ------------------
           [Signature]                  [City, State]            [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               2
                                        --------------------

Form 13F Information Table Entry Total:          5
                                        --------------------

Form 13F Information Table Value Total:    6,286 (x $1,000)
                                        --------------------
                                           (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    No.       Form 13F File Number      Name

    01        28-10988                  Polygon Investment Partners LP
    ------    -----------------         ---------------------------------------
    02        28-10989                  Polygon Investments Ltd.
    ------    -----------------         ---------------------------------------

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FORM 13F INFORMATION TABLE

                                                      VALUE    SHARES   SH/  PUT/ INVESTMENT OTHER    VOTING AUTHORITY
NAME OF ISSUER              TITLE OF CLASS  CUSIP     (X$1000) PRN AMT  PRN  CALL DISCRETION MANAGERS SOLE             SHARED NONE
-----------------------------------------------------------------------------------------------------------------------------------
AMBASSADORS INTL INC        COM             023178106    1786   3801213   SH        DEFINED    01:02             3801213 0      0
ANADARKO PETE CORP          COM             032511107    1222     33874   SH        DEFINED       02               33874 0      0
BP PLC                      SPONSORED ADR   055622104    1091     37800   SH   CALL DEFINED       02               37800 0      0
FRONTIER OIL CORP           COM             35914P105     948     70517   SH        DEFINED       02               70517 0      0
GENERAL GROWTH PPTYS INC    COM             370021107    1239     93463   SH        DEFINED       02               93463 0      0